DIGITAL ASSETS	12 Months Ended
Dec. 31, 2021
DIGITAL ASSETS
DIGITAL ASSETS

22.DIGITAL ASSETS

The Group mined crypto assets during the period, which are recorded at fair value on the day of acquisition. Movements in fair value between acquisition (date mined) and disposal (date sold), and the movement in fair value in crypto assets held at the year end, are recorded in profit or loss. The Group had used 1,504 Bitcoin as collateral for a loan see note 27, at that point the loan collateral was in excess of the requirements under the loan agreement.

During the year, as a result of the launch of its non-mining activities all of the Group’s holding in crypto currencies other than Bitcoin are now classified as intangible assets.

At the period end, the Group held Bitcoin representing a fair value of £80,759,000. The movement and breakdown is shown below:

	2021	2020
	£'000	£'000
At 1 January	4,637	1,041

Additions
Crypto assets purchased and received	16,569	9,897
Crypto assets mined	70,325	18,948
Total additions	86,894	28,845

Disposals
Crypto assets sold	(12,400)	(27,318)
Total disposals	(12,400)	(27,318)
Fair value movements
Gain/(loss) on crypto asset sales	437	(14)
Loss on futures	—	(259)
Movements on crypto assets held at the year end	1,191	2,342
Total fair value movements	1,628	2,069
At 31 December	80,759	4,637
Carrying value of digital assets pledged as collateral	49,759	—

The Group mined crypto assets during the period are recorded at fair value on the day of acquisition. Movements in fair value between acquisition (date mined) and disposal (date sold), and the movement in fair value in crypto assets held at the year end, are recorded in income or loss. The Group has used 1,504 Bitcoin as collateral for a loan - see note 27.

As at 31 December 2021 the above digital assets solely comprised of 2,441 Bitcoin with a fair value of £80,759,000.

As at 31 December 2020		Fair value
Crypto asset name	Coins/tokens	£000
Bitcoin - BTC	183	3,930
Polkadot – DOT	75,000	515
Ethereum - ETH	254	138
Binance Coin - BNB	1,243	34
USDT,USDC & Tether (stable coin – fixed to USD)	26,509	19
Alternative coins	—	1
At 31 December 2020		4,637